Note 4 - Revenue From Contracts With Customers 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01 $ in Thousands	Dec. 31, 2020 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 376,479
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)	1 year